LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Components of Lease Expense and Supplemental Cash Flow Information

The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2019 and 2020 were as follows:

	Year ended December 31,
	2019	2020

Components of lease expense
Operating lease cost	$5,624	$5,484
Short-term lease	$75	$43
Total lease expenses	$5,699	$5,527

	Year ended December 31,
	2019	2020

Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$5,718	$5,489

Supplemental non-cash information related to lease liabilities arising from
obtaining ROU assets	$8,346	$1,773

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities as of December 31, 2020 were as follows:

2021	3,286
2022	2,004
2023	1,341
2024	374
2025 and thereafter	840
Total operating lease payments	7,845
Less: imputed interest	822
Present value of lease liability	7,023